Document and Entity Information	12 Months Ended
Dec. 31, 2021
Cover [Abstract]
Document Type	POS AM
Amendment Flag	true
Amendment Description	This Post-Effective Amendment No. 2 (the “Post-Effective Amendment No. 2”) to the Registration Statement on Form S-1 of Vacasa, Inc. (File No. 333-261922), as originally declared effective by the Securities and Exchange Commission (the “SEC”) on December 30, 2021 (the “Registration Statement”), is being filed to include information contained in the registrant’s Annual Report on Form 10-K for the fiscal year ended December 31, 2021, which was filed with the SEC on March 21, 2022, and to update certain other information in the Registration Statement.
Entity Registrant Name	Vacasa, Inc.
Entity Central Index Key	0001874944
Entity Filer Category	Non-accelerated Filer
Entity Small Business	false
Entity Emerging Growth Company	true
Entity Ex Transition Period	false